UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		October 18, 2004


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			27
Form 13F Information Table Value Total:			127,365(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	8948	582941		SH	Sole	582941
Armor Holdings			COM	042260109	10594	254596		SH	Sole	254596
Aspect Telecom			COM	04523Q102	1094	110168		SH	Sole	110168
Aspen Technology Inc.		COM	045327103	3040	434924		SH	Sole	434924
Authentidate Holding Corp.	COM	052666104	3488	575561		SH	Sole	575561
Autobytel Inc.			COM	05275N106	2643	294693		SH	Sole	294693
Bentley Pharmaceuticals Inc.	COM	082657107	4122	389209		SH	Sole	389209
Central Garden & Pet Co.	COM	153527106	5180	169160		SH	Sole	169160
Clear Channel			COM	184502102	779	25000		SH	Sole	25000
CoStar Group Inc.		COM	22160N109	6773	137699		SH	Sole	137699
Connetics			COM	208192104	1663	61550		SH	Sole	61550
Davita Inc.			COM	23918K108	4543	145832		SH	Sole	145832
Dick's Sporting Goods Inc.	COM	253393102	6438	180744		SH	Sole	180744
Flir Systems			COM	302445101	8451	144464		SH	Sole	144464
Gevity Hr Inc.			COM	374393106	2611	169759		SH	Sole	169759
Ionics, Inc.			COM	462218108	5525	204636		SH	Sole	204636
Mapinfo Corp.			COM	565105103	1157	107107		SH	Sole	107107
Nautilus Group Inc.		COM	63910B102	3132	138633		SH	Sole	138633
Opsware Inc.			COM	68383A101	3496	623175		SH	Sole	623175
Parametric Technology Corp.	COM	699173100	3568	675803		SH	Sole	675803
Primus 				COM	74163Q100	755	645065		SH	Sole	645065
Providian Financial Corp.	COM	74406A102	9342	601141		SH	Sole	601141
Rae Systems Inc.		COM	75061P102	2684	480990		SH	Sole	480990
Scientific Games Corp.		COM	80874P109	7850	410981		SH	Sole	410981
Vicor Corp.			COM	925815102	8439	834730		SH	Sole	834730
Vitesse				COM	928497106	31	11500		SH	Sole	11500
Wind River Systems		COM	973149107	11019	903181		SH	Sole	903181
